Income and Expenses - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	₱ 40,487	₱ 47,049
Increase in gross trade and other receivables	3,385
Decrease in contract assets	318
Contract liabilities and unearned revenues	1,781
Noncurrent portion of contract liabilities and unearned revenues	8,206	7,615
Current portion of contract liabilities and unearned revenues	₱ 10,689	₱ 9,499
Less than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations percentage	56.00%	55.00%
After 12 months [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations percentage	44.00%	45.00%